UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09149

Investment Company Act File Number

Eaton Vance Ohio Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

August 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Ohio Municipal Income Trust

August 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 151.0%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 6.0%
Ohio Economic Development Commission, (Ohio Enterprise Bond Fund), (AMT), 5.85%, 12/1/22	$1,020	$1,033,556
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.00%, 12/1/28	250	293,385
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.00%, 6/1/30	210	245,288
Rickenbacker Port Authority, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	945	1,012,095

		$2,584,324

Education — 19.5%
Miami University, 4.00%, 9/1/39	$500	$516,465
Miami University, 5.00%, 9/1/33	1,000	1,120,490
Ohio Higher Educational Facility Commission, (Kenyon College), 5.00%, 7/1/44	440	467,988
Ohio Higher Educational Facility Commission, (Kenyon College), 5.25%, 7/1/44	1,250	1,345,738
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/33	500	569,845
Ohio Higher Educational Facility Commission, (University of Dayton), 5.50%, 12/1/36	1,000	1,134,010
Ohio State University, 5.00%, 12/1/28	480	611,587
Ohio State University, 5.00%, 12/1/30	955	1,199,958
University of Cincinnati, 5.00%, 6/1/34	500	557,985
Wright State University, 5.00%, 5/1/31	750	833,595

		$8,357,661

Electric Utilities — 2.5%
American Municipal Power, Inc., (AMP Fremont Energy Center), 5.00%, 2/15/32	$470	$519,674
Ohio Air Quality Development Authority, (Buckeye Power, Inc.), 6.00%, 12/1/40	500	559,960

		$1,079,634

Escrowed/Prerefunded — 0.9%
Central Ohio Solid Waste Authority, Prerefunded to 9/1/18, 5.125%, 9/1/27	$65	$75,988
Maple Heights City School District, Prerefunded to 1/15/17, 5.00%, 1/15/37	180	199,287
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/28	20	26,119
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/30	70	92,209

		$393,603

General Obligations — 20.9%
Apollo Career Center Joint Vocational School District, 5.25%, 12/1/33	$335	$376,942
Barberton City School District, 4.50%, 12/1/33	900	937,971
Beavercreek City School District, 5.00%, 12/1/30	1,750	1,999,970
Central Ohio Solid Waste Authority, 5.125%, 9/1/27	1,025	1,160,515
Huber Heights City School District, 4.75%, 12/1/25	595	682,144
Lakewood City School District, 5.00%, 11/1/39	400	449,104
Maple Heights City School District, 5.00%, 1/15/37	820	882,812
Oregon City School District, 4.00%, 12/1/30	1,250	1,320,600
Symmes Township, Hamilton County, (Parkland Acquisition and Improvement), 5.25%, 12/1/37	1,000	1,177,620

		$8,987,678

Security	Principal Amount (000’s omitted)	Value
Hospital — 22.0%
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/32	$1,075	$1,196,926
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/38	560	607,678
Butler County, (Kettering Health Network Obligated Group), 5.25%, 4/1/31	500	543,410
Franklin County, (Nationwide Children’s Hospital), 5.00%, 11/1/34	800	867,512
Hamilton County, (Cincinnati Children’s Hospital Medical Center), 5.00%, 5/15/34	250	286,958
Hancock County, (Blanchard Valley Regional Health Center), 6.25%, 12/1/34	750	870,150
Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	500	529,950
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/36	500	539,645
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/41	800	859,416
Montgomery County, (Catholic Health Initiatives), 5.50%, 5/1/34	500	572,040
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.50%, 1/1/39	1,000	1,121,060
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	555	611,255
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	565	645,445
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	165	186,023

		$9,437,468

Housing — 6.3%
Ohio Housing Finance Agency, (Residential Mortgage-Backed Securities), (FNMA), (GNMA), (AMT), 4.625%, 9/1/27	$90	$92,102
Ohio Housing Finance Agency, (Uptown Community Partners), (AMT), (GNMA), 5.25%, 4/20/48	2,500	2,594,475

		$2,686,577

Industrial Development Revenue — 1.3%
Cleveland, (Continental Airlines), (AMT), 5.375%, 9/15/27	$555	$556,149

		$556,149

Insured-Education — 12.2%
Hamilton County, (University Heights Community Urban Development Corp.), (AGM), 5.00%, 6/1/30	$750	$819,795
Kent State University, (AGC), 5.00%, 5/1/26	1,000	1,133,990
Kent State University, (AGC), 5.00%, 5/1/29	465	527,296
Miami University, (AMBAC), 3.25%, 9/1/26	580	586,438
University of Akron, Series A, (AGM), 5.00%, 1/1/38	1,500	1,642,815
University of Akron, Series B, (AGM), 5.00%, 1/1/38	500	547,605

		$5,257,939

Insured-Electric Utilities — 12.7%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), 5.75%, 2/15/39	$1,000	$1,098,890
Cleveland Public Power System, (NPFG), 0.00%, 11/15/27	710	434,328
Cleveland Public Power System, (NPFG), 0.00%, 11/15/38	2,000	655,640
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/25	815	582,970
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/26	3,000	2,048,010
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	305	301,538
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	200	190,860
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	155	144,499

		$5,456,735

Insured-General Obligations — 19.0%
Brooklyn City School District, (AGM), 5.00%, 12/1/38	$555	$596,053
Buckeye Valley Local School District, (AGC), 5.00%, 12/1/36	500	562,735
Canal Winchester Local School District, (NPFG), 0.00%, 12/1/30	2,455	1,392,231
Cincinnati School District, (NPFG), 5.25%, 12/1/30	1,000	1,272,130

Security	Principal Amount (000’s omitted)	Value
Madeira City School District, (AGM), 3.50%, 12/1/27	$1,500	$1,513,845
Milford Exempt Village School District, (AGC), 5.25%, 12/1/36	1,750	1,970,622
St. Marys City School District, (AGM), 5.00%, 12/1/35	750	828,443

		$8,136,059

Insured-Hospital — 1.5%
Lorain County, (Catholic Healthcare Partners), (AGM), 15.436%, 2/1/29(1)(2)(3)	$485	$624,874

		$624,874

Insured-Special Tax Revenue — 0.2%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$540	$73,818

		$73,818

Insured-Transportation — 7.4%
Cleveland, Airport System Revenue, (AGM), 5.00%, 1/1/30	$600	$661,656
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/24	1,000	1,240,130
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/26	1,000	1,289,710

		$3,191,496

Insured-Water and Sewer — 1.5%
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	$665	$631,178

		$631,178

Lease Revenue/Certificates of Participation — 1.3%
Franklin County Convention Facilities Authority, 5.00%, 12/1/27	$500	$555,475

		$555,475

Other Revenue — 3.5%
Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	$1,000	$1,026,690
Summit County Port Authority, 5.00%, 12/1/31	445	495,686

		$1,522,376

Senior Living/Life Care — 2.2%
Hamilton County, (Life Enriching Communities), 5.00%, 1/1/32	$375	$398,887
Lorain County Port Authority, (Kendal at Oberlin), 5.00%, 11/15/30	230	251,082
Warren County, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	275	308,127

		$958,096

Special Tax Revenue — 5.0%
Cleveland, Income Tax Revenue, (Bridges and Roadways Improvements), 5.00%, 10/1/32	$500	$562,355
Cleveland, Income Tax Revenue, (Parks and Recreation Facilities Improvements), 5.00%, 10/1/35	500	558,580
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/26	180	213,064
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/28	290	339,657
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	155	171,422
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	170	188,336
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	110	126,534

		$2,159,948

Transportation — 0.5%
Ohio Turnpike and Infrastructure Commission, 0.00%, 2/15/43	$690	$196,070

		$196,070

Water and Sewer — 4.6%
Hamilton County, Sewer System, 5.00%, 12/1/32	$750	$826,597
Hamilton County, Sewer System, 5.00%, 12/1/38	500	573,955

Security	Principal Amount (000’s omitted)	Value
Northeast Ohio Regional Sewer District, 5.00%, 11/15/43	$500	$567,725

		$1,968,277

Total Tax-Exempt Investments — 151.0% (identified cost $58,312,392)		$64,815,435

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (52.9)%		$(22,725,305)

Other Assets, Less Liabilities — 1.9%		$832,989

Net Assets Applicable to Common Shares — 100.0%		$42,923,119

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

NPFG	-	National Public Finance Guaranty Corp.

The Trust invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2014, 36.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 14.9% of total investments.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At August 31, 2014, the aggregate value of these securities is $624,874 or 1.5% of the Trust’s net assets applicable to common shares.

(2)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at August 31, 2014.

(3)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $1,455,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

The Fund did not have any open financial instruments at August 31, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Trust at August 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$58,264,953

Gross unrealized appreciation	$6,609,534
Gross unrealized depreciation	(59,052)

Net unrealized appreciation	$6,550,482

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2014, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$64,815,435	$—	$64,815,435
Total Investments	$—	$64,815,435	$—	$64,815,435

The Trust held no investments or other financial instruments as of November 30, 2013 whose fair value was determined using Level 3 inputs. At August 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Ohio Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 27, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 27, 2014